Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (14,591,223)	$ (5,058,434)	$ (27,545,255)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	518,944	107,223	623,884
Amortization	5,226,119	2,370,996	6,943,300
Amortization of right-of-use asset	267,835	27,676	135,542
Gain on sale of fixed assets	(663)	(197,789)	(98,410)
Stock based compensation		351,992	258,256
Amortization of debt discounts and debt issuance costs	1,210,047		8,458,341
Other, net	(18,927)	26,285	525,307
Deferred income taxes			(4,137,900)
Loss on conversion of debt			2,640,000
Net loss on extinguishment of debt			434,774
Changes in assets and liabilities:
Accounts receivable	427,641	520,209	(26,992)
Receivables- related party			(4,876,258)
Inventory	232,083	87,109	(1,136,012)
Prepaids	578,252	(515,214)	(767,355)
Other current assets	39,123	(1,352,985)	(93,289)
Accounts payable	2,534,517	(1,227,720)	(1,141,823)
Accrued liabilities	966,657	1,250,177	2,295,273
Accrued interest	542,101	854,524	1,109,252
Deferred revenue		(12,837)	9,826,112
Operating lease liabilities	(150,320)	29,227	(123,534)
Advances from related party	(68,707)	1,111,863
Other current liabilities	853,625	75,328	(156,460)
Net cash (used in) operating activities	(1,432,896)	(1,552,370)	(6,853,247)
Cash flows from investing activities:
Acquisition of net assets	(253,773)
Sale of property and equipment		396,395
Cash acquired from acquisitions		1,629,519	2,925,273
Purchases of property and equipment	(34,065)		(87,038)
Note Receivable for Acquisition	(250,000)
Proceeds from disposal of property and equipment	663
Net cash (used in) provided by investing activities	(537,175)	2,025,914	2,838,235
Cash flows from financing activities:
Principal payment on finance lease	(3,413)
Debt issuance costs	(48,500)		(80,000)
Proceeds from issuance of debt	4,079,548		6,249,170
Repayment of debt	(2,501,331)	7,692	(1,808,323)
Proceeds from issuance of common stock			5,000
Proceeds from issuance of related party debt			485,000
Net cash provided by financing activities	1,526,304	7,692	4,850,847
Effect of exchange rates on cash			(23,383)
Net (decrease)/increase in cash and cash equivalents	(443,767)	481,236	812,452
Cash and cash equivalents, beginning of period	812,452
Cash and cash equivalents, end of period	368,685	481,236	812,452
Supplemental disclosures of cash flow information:
Taxes
Interest	351,956
Non-cash investing and financing activities:
Issuance of preferred stock for VEO, Inc. acquisition		13,215,000	13,215,000
Issuance of preferred stock for InduraPower, Inc. acquisition		7,048,000	7,048,000
Issuance of preferred stock for Silver Bullet Technology, Inc. acquisition		2,643,000	2,643,000
Issuance of common stock for Lextrum, Inc. acquisition		16,162,064
Issuance of common stock for DragonWave-X LLC acquisition		42,081,392	58,243,456
Recognition of right-of-use operating lease asset and liability		517,208	2,335,224
Recognition of operating right-of-use asset and liability rent abatement	101,438
Debt incurred to sellers for Fast Plastics Parts LLC and Spring Creek Manufacturing, Inc. acquisition	575,574
Issuance of founder shares at inception		2,789	2,789
Common stock issued for payment of accounts payable	193,160
Common stock issued as debt issuance costs	$ 211,176		7,805,612
Common stock issued for cashless exercise of warrants			33,725
Common stock issued for conversion of senior convertible debentures			3,725,498
Common stock issued in debt conversion			704,000
Warrants issued for services			4,074,330
Warrants issued in conjunction with debt agreements			3,138,667
Beneficial conversion feature			$ 855,549